UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Latin America Fund, Inc.
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Argentina — 1.7%
Tenaris SA - ADR	230,000	$ 10,849,100
Ternium SA - ADR	162,000	6,308,280
17,157,380
Brazil — 68.2%
AES Tiete SA	179,000	2,227,097
AES Tiete SA, Preference Shares	114,000	1,605,759
Anhanguera Educacional
Participacoes SA	415,000	8,800,654
BM&F Bovespa SA	2,680,000	18,730,016
BR Malls Participacoes SA	495,000	4,513,633
BR Properties SA	550,000	5,533,159
Banco ABC Brasil SA, Preference
Shares	477,000	3,863,043
Banco Bradesco SA - ADR (a)	2,250,000	42,570,000
Banco do Brasil SA	990,000	17,674,435
Bradespar SA, Preference Shares	790,000	21,667,596
Cia de Bebidas das Americas,
Preference Shares - ADR	1,465,000	39,115,500
Cia de Concessoes Rodoviarias	655,000	18,086,715
Cia Energetica de Minas Gerais -
ADR (a)	580,000	9,581,600
Cia Energetica de Minas Gerais,
Preference Shares	49,500	813,642
Cia Energetica de Sao Paulo,
Preference 'B' Shares	298,000	5,089,571
Cyrela Brazil Realty SA	1,290,000	14,246,918
Diagnosticos da America SA	367,000	4,458,292
Hypermarcas SA (b)	1,644	2,042,481
Hypermarcas SA (b)	1,074,600	12,789,864
Iguatemi Empresa de Shopping
Centers SA	99,000	2,138,037
Iochpe-Maxion SA	527,000	6,354,540
Itau Unibanco Holdings SA - ADR	4,300,000	92,450,000
Itau Unibanco
Holdings SA - ADR (c)	500,000	10,750,000
Itausa-Investimentos Itau SA,
Preference Shares	2,620,000	18,530,730
Light SA	178,000	2,792,345
Localiza Rent A Car SA	595,000	8,941,330
Lojas Renner SA	26,000	754,912
Marcopolo SA, Preference Shares	625,000	2,253,367
Metalfrio Solutions SA	149,000	1,153,064
Multiplus SA	497,000	9,296,296
Natura Cosmeticos SA	76,000	1,946,789
OGX Petroleo e Gas Participacoes
SA (b)	3,270,000	33,760,281
PDG Realty SA Empreendimentos e
Participacoes	4,179,000	23,114,299
Petroleo Brasileiro SA - ADR	3,320,000	110,390,000

Common Stocks Shares Value
Brazil (concluded)
Profarma Distribuidora de
Produtos Farmaceuticos SA	342,000	$ 2,974,894
Rossi Residencial SA	258,000	2,029,083
Tim Participacoes SA - ADR	139,000	5,282,000
Totvs SA	54,000	5,247,908
Tractebel Energia SA	338,000	5,231,351
Vale SA - ADR	3,690,000	114,316,200
Weg SA	100,000	1,191,397
694,308,798
Chile — 3.3%
Banco Santander
Chile SA - ADR (a)	126,000	10,694,880
E. CL SA	2,000,000	5,115,894
Empresa Nacional de Electricidad
SA - ADR	107,000	5,585,400
Empresa Nacional de
Telecomunicaciones SA	283,000	4,802,566
Empresas La Polar SA	263,000	1,615,991
SACI Falabella	588,900	5,886,563
33,701,294
Colombia — 1.7%
Pacific Rubiales Energy Corp. 495,000 17,084,137
Mexico — 17.4%
America Movil, SA de CV - ADR	1,490,000	84,915,100
Compartamos SAB de CV (b)	2,575,000	5,200,520
Corporacion GEO, SA de CV
Series B (b)	1,490,000	5,100,956
Empresas ICA Sociedad
Controladora, SA de CV (b)	865,000	2,192,626
Fomento Economico Mexicano, SA
de CV - ADR	535,000	28,392,450
Genomma Lab Internacional SA de
CV (b)	3,340,000	8,466,326
Grupo Mexico, SA de CV	3,674,400	14,426,813
Grupo Televisa, SA - ADR (b)	735,000	17,684,100
Wal-Mart de Mexico, SA de CV	3,870,000	10,763,647
177,142,538
Panama — 1.1%
Copa Holdings SA, Class A 198,000 11,137,500
Peru — 3.1%
Cia de Minas Buenaventura SA -
ADR	300,000	12,300,000
Credicorp Ltd.	80,000	8,340,800

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts	MXN	Mexican Peso
BRL	Brazilian Real	USD	US Dollar
CLP	Chilean Peso

BLACKROCK LATIN AMERICA FUND, INC. JANUARY 31, 2011 1

BlackRock Latin America Fund, Inc.
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Peru (concluded)
Southern Copper Corp.		238,000	$ 10,667,160
31,307,960
Total Common Stocks – 96.5%			981,839,607
		Par
Corporate Bonds (000)
Brazil — 0.1%
Lupatech SA, 6.50%, 4/15/18 (d) BRL 2,128 1,333,368
Total Corporate Bonds – 0.1%			1,333,368
Rights Shares
Brazil — 0.0%
Hypermarcas SA (Expires
10/15/15)		1,644	—
Total Rights – 0.0%			—
		Par
Participation Notes (000)
Brazil — 2.9%
Deutsche Bank AG (Cyrela Brazil
Realty SA), due 6/09/15	USD	325	3,574,025
Morgan Stanley BV :
(AES Tiete S/A), due
12/20/12		55	768,961
(Cyrela Brazil Realty SA
Empreendimentos e
Participacoes), due 4/05/12		400	4,482,560
(Hypermarcas SA), due
6/12/11		15	184,951
(Itausa - Investimentos Itau
SA), due 4/05/12		6	42,062
(Lojas Renner SA), due
11/17/10		400	12,093,400
(Lojas Renner SA), due
3/04/11		50	1,522,580
(Lojas Renner SA), due
7/29/11		33	983,453
(Natura Cosmetico SA), due
7/29/11		95	2,482,274
(Natura Cosmeticos SA), due
10/29/12		27	688,667
(OGX Petroleo e Gas
Participacoes SA), due
4/05/12		1	6,254
(Rossi Residencial SA), due
4/05/12		200	1,607,400

	Par
Participation Notes (000) Value
Brazil (concluded)
Morgan Stanley BV (concluded):
(Weg SA) due 1/21/13 USD 89 $ 1,054,997
Total Participation Notes – 2.9%		29,491,584
Total Long-Term Investments
(Cost – $681,116,938) – 99.5%		1,012,664,559
Short-Term Securities Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.17% (e)(f) 5,949,940 5,949,940
	Beneficial
	Interest
(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.42% (e)(f)(g) USD 50,407 50,406,565
Total Short-Term Securities
(Cost – $56,356,505) – 5.6%		56,356,505
Total Investments
(Cost – $737,473,443*) – 105.1%		1,069,021,064
Liabilities in Excess of Other Assets – (5.1)%		(51,573,052)
Net Assets – 100.0%	$ 1,017,448,012

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost $ 784,471,313
Gross unrealized appreciation $ 289,247,063
Gross unrealized depreciation $(4,697,312) Net unrealized appreciation $284,549,751

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Convertible security.

2 BLACKROCK LATIN AMERICA FUND, INC. JANUARY 31, 2011

Schedule of BlackRock Latin America Fund, Inc.
Investments January 31, 2011 (Unaudited)

(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	October 31,	Net	January 31,
Affiliate 2010 Activity 2011 Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	5,978,803	(28,863)	5,949,940 $ 3,848
BlackRock
Liquidity
Series, LLC
Money
Market
Series $62,121,755 $(11,715,190) $50,406,565 $ 28,659

(f) Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from loaned securities.

• Foreign currency exchange contracts as of January 31, 2011, were as follows:

						Unrealized
Currency			Currency	Counter-	Settlement Appreciation
Purchased			Sold	party	Date	(Depreciation)
CLP 1,996,800,000 USD			4,166,076	Brown	2/01/11	$ (33,625)
				Brothers
				Harriman &
				Co.
USD	422,819	CLP 202,657,102		Brown	2/01/11	3,412
				Brothers
				Harriman &
				Co.
USD	355,452	MXN	4,282,066	State Street	2/01/11	2,467
				Global
				Markets
USD	391,203	MXN	4,778,579	State Street	2/02/11	(2,712)
				Global
				Markets
USD	284,866	MXN	3,455,614	State Street	2/03/11	33
				Global
				Markets
Total						$ (30,425)

BLACKROCK LATIN AMERICA FUND, INC. JANUARY 31, 2011 3

BlackRock Latin America Fund, Inc.
Schedule of Investments (continued)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Long-term Investments:
Common Stocks:
Argentina	$ 17,157,380	---	---	$ 17,157,380
Brazil	644,559,019	$ 47,707,298	$ 2,042,481	694,308,798
Chile	33,701,294	---	---	33,701,294
Colombia	17,084,137	---	---	17,084,137
Mexico	177,142,538	---	---	177,142,538
Panama	11,137,500	---	---	11,137,500
Peru	31,307,960	---	---	31,307,960
Corporate Bonds	---	---	1,333,368	1,333,368
Participation Notes	---	---	29,491,584	29,491,584
Short-Term Securities	5,949,940	50,406,565	---	56,356,505
Total	$938,039,768	$ 98,113,863 $32,867,433		$ 1,069,021,064

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	---	$ 5,912	---	$ 5,912
Liabilities:
Foreign currency
exchange
contracts	---	(36,337)	---	(36,337)
Total	---	$ (30,425)	---	$ (30,425)

1 Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

4 BLACKROCK LATIN AMERICA FUND, INC. JANUARY 31, 2011

Schedule BlackRock Latin America Fund, Inc.
of Investments (concluded)

The following is a reconciliation of investments for unobservable inputs (Level 3) used to determine fair value:

	Common	Corporate	Participation
	Stocks	Bonds	Notes	Total
Assets:
Balance, as of
October 31, 2010	---	$ 1,266,510	$ 43,996,618	$ 45,263,128
Accrued
discounts/premiums	---	---	---	---
Net realized gain (loss)	---	---	623,754	623,754
Net change in unrealized
appreciation/
depreciation[3]	$ 70,015	66,858	(8,676,882)	(8,540,009)
Purchases	1,972,466	---	2,943,402	4,915,868
Sales	---	---	(9,395,308)	(9,395,308)
Transfers in4	---	---	---	---
Transfers out[4]	---	---	---	---
Balance, as of
January 31, 2011	$ 2,042,481	$ 1,333,368	$ 29,491,584	$ 32,867,433

3 The change in unrealized appreciation/depreciation on securities still held at
January 31, 2011 was $(8,402,633).
4 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK LATIN AMERICA FUND, INC. JANUARY 31, 2011 5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2011